Issued Capital - Summary of Inputs Used (Details) - $ / shares	Feb. 21, 2023	Jul. 08, 2022	Dec. 02, 2021	Nov. 20, 2020
Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate				0.30%
Share Options | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at date of issue	$ 0.028	$ 0.058	$ 0.125
Exercise price	$ 0.0321	$ 0.0543	$ 0.2014
Bionomics share volatility	74.18%	80.13%	85.53%
Risk free interest rate	3.627%	3.196%	0.413%
Share Options | Monte Carlo Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at date of issue	$ 0.028
Exercise price	$ 0.052
Bionomics share volatility	7418.00%
Risk free interest rate	3.627%
Share Options 1 | Black Scholes Model
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at date of issue			$ 0.125
Exercise price			$ 0.0965
Bionomics share volatility			85.53%
Risk free interest rate			0.413%